Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Principles of Consolidation
(a)          Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of Seanergy and its wholly-owned subsidiaries where Seanergy has control. Control is presumed to exist when Seanergy, through direct or indirect ownership, retains the majority of the voting interest. In addition, Seanergy evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All significant intercompany balances and transactions and any intercompany profit or loss on assets remaining with the Group have been eliminated in the accompanying consolidated financial statements.

The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board (“FASB”) concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.

Use of Estimates
(b)         Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives, allocation of purchase price in a business combination, determination of vessels’ impairment and determination of goodwill impairment.

Foreign Currency Translation
(c)          Foreign Currency Translation

Seanergy’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of loss.

Concentration of Credit Risk
(d)         Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.

Cash and Cash Equivalents	(e) Cash and Cash Equivalents Seanergy considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Term Deposits	(f) Term Deposits Seanergy classifies time deposits and all highly liquid investments with an original maturity of more than three months as Term Deposits.
Restricted Cash
(g)          Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable Trade, Net
(h)          Accounts Receivable Trade, Net

Accounts receivable trade, net at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included  in “Accounts Receivable Trade, Net”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of the date of the adoption of ASC 326 on January 1, 2020 and as of December 31, 2021 and 2020. No provision for doubtful accounts was established as of December 31, 2021 and 2020.

Inventories
(i)          Inventories

Inventory is measured at the lower of cost or net realizable value according to the provisions of ASU 2015-11, Inventory. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.

Insurance Claims
(j)          Insurance Claims
The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates. On January 1, 2020, the Company adopted and assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of the date of the adoption.  No provision for credit losses was recorded as of December 31, 2021 and 2020.

Vessels
(k)          Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments, relating to vessels’ equipment not yet installed, are included in “Deferred charges and other-long term investments, non-current” in the consolidated balance sheets. Amounts paid for this equipment are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Vessel Depreciation
(l)          Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton. Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

Impairment of Long-Lived Assets (Vessels)
(m)        Impairment of Long-Lived Assets (Vessels)

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolescence or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs and cost of any equipment not yet installed, may not be recoverable. The volatile market conditions in the dry bulk market with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels.

The Company determines undiscounted projected operating cash flows for each vessel and compares it to the vessel’s carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition are less than the vessel’s carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed, the Company impairs the carrying amount of the vessel. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.

For the year ended December 31, 2021, indicators of impairment existed for two of the Company’s vessels as their carrying value plus any unamortized dry-docking costs and cost of any equipment not yet installed was higher than their market value. The carrying value of the Company’s vessels plus any unamortized dry-docking costs and cost of any equipment not yet installed for which impairment indicators existed as at December 31, 2021, was $72,328. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of these two vessels were higher than the vessels’ carrying value, plus any unamortized dry-docking costs and cost of any equipment not yet installed, and thus the Company concluded that no impairment charge should be recorded.

Dry-Docking and Special Survey Costs
(n)         Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the expected date of the next dry-docking which is scheduled to become due in 2 to 3 years. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other long-term investments, non-current”.

Commitments and Contingencies
(o)         Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Revenue Recognition
(p)         Revenue Recognition

Revenues are generated from time charters, bareboat charters and spot charters. A time charter is a contract for the use of a vessel as well as vessel operations for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A bareboat charter is a contract in which the vessel is provided to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance. Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo.

Time charter revenue, including bareboat charter revenue, is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys.

In February 2016, the FASB issued ASU No. 2016-02 - Leases (ASC 842), and as amended, it requires lessees to recognize most leases on the balance sheet. The Company early adopted ASC 842, as amended from time to time, retrospectively from January 1, 2018. The Company also elected to apply the additional and optional transition method to new and existing leases at the adoption date as well as all the practical expedients which allowed the Company’s existing lease arrangements, in which it was a lessee or lessor, classified as operating leases under ASC 840 to continue to be classified as operating leases under ASC 842. The Company concluded that the criteria for not separating lease and non-lease components of its time charter contracts are met, since (i) the time pattern of recognizing revenues for crew and other services for the operation of the vessels is similar to the time pattern of recognizing rental income, (ii) the lease component of the time charter contracts, if accounted for separately, would be classified as an operating lease, and (iii) the predominant component in its time charter agreements is the lease component. In this respect, the Company accounts for the combined component as an operating lease in accordance with ASC 842. The Company recognizes income from lease payments over the lease term on a straight line basis. The Company assessed its new time charter contracts at the adoption date under the new guidance and concluded that these contracts contain a lease with the related executory costs (insurance), as well as non-lease components to provide other services related to the operation of the vessel, with the most substantial service being the crew cost to operate the vessel. The Company recognizes income for variable lease payments in the period when changes in facts and circumstances on which the variable lease payments occur. Rental income on the Company’s time charterers is mostly calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index.

Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the years ended December 31, 2021, 2020 and 2019 was $800, $819 and $1,528, respectively.

Despatch expense, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments to the charterer by the vessel owner when loading or discharging time is faster than the stipulated time in the voyage charter agreements. Despatch expense for the years ended December 31, 2021, 2020 and 2019 was $110, $133 and $432, respectively.

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2021, 2020 and 2019 were:

Customer	2021	2020	2019
A	23%	23%	-
B	15%	-	-
C	13%	-	-
D	11%	18%	15%
E	-	-	19%
F	-	-	18%
F	10%	-	-
Total	72%	41%	52%

As of December 31, 2021, all of the Company’s fleet was time chartered on long-term employment arrangements. Out of the seventeen long-term employment agreements in place on December 31, 2021, nine were agreed during 2021 and the remaining eight between 2018 and 2020.

Prior to 2021, the Company successfully installed exhaust gas cleaning systems, or scrubbers, on six of its vessels. A portion of the scrubbers cost was paid for by the charterers, where such portion is provided for by the chartering agreements as an increased daily rate or as a prepayment, which the Company accounts for on a straight-line basis over the minimum duration of each charter party. Amounts received in advance related to scrubber increased daily rates are recorded in “Deferred revenue” in the consolidated balance sheets. Such amount as of December 31, 2021, was $2,773, of which $2,235 is the current portion and $538 is the non-current porion. As of December 31, 2020, the current portion was $3,155 and the non-current portion was $2,773.

Disaggregation of Revenue

The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Vessel revenues from spot charters, net of commissions	28,264	27,033	55,701
Vessel revenues from time charters, net of commissions	124,844	36,312	30,798
Total	153,108	63,345	86,499

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2021 and 2020:

	December 31,
	2021	2020
Accounts receivable trade, net from spot charters	-	801
Accounts receivable trade, net from time charters	-	-
Total	-	801

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The current portion of Deferred revenue as of December 31, 2021 was $7,735 and relates entirely to ASC 842. The non-current portion of Deferred revenue as of December 31, 2021 was $538 and relates entirely to ASC 842 and is related to scrubber premiums (i.e. increased daily hire rates provided for by the chartering agreements) for scrubber-fitted vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided. Revenue recognized in 2021 from amounts included in deferred revenue at the beginning of the period was $4,105.

Office Lease
(q)          Office Lease

In April 2018, the Company moved into new office spaces. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses.The Company paid $134 for rent expense during 2021 and such amount is included in the consolidated statement of cash flows in operating activities. The Company has assessed the lease for impairment, and since no impairment indicators existed, no impairment charge was recorded. The Company recognized a right of use asset for rental of office space at the adoption date and elected the practical expedient on not separating lease components from nonlease components.

Sale and Leaseback Transactions
(r)          Sale and Leaseback Transactions
In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

Commissions
(s)          Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”.

Vessel Voyage Expenses
(t)          Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements, bareboat charters and other non-specified voyage expenses. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer, and contract fulfillment costs, are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. The Company has adopted the practical expedient not to capitalize incremental costs when the amortization period (voyage period) is less than one year. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the voyage period. Costs amortized during 2021 to fulfill contracts were $1,475. Voyage costs arising as performance obligation are expensed as incurred.

The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Voyage expenses from spot charters	13,465	17,099	33,109
Voyage expenses from time charters	3,004	1,468	3,532
Total	16,469	18,567	36,641

Repairs and Maintenance
(u)         Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.

Financing Costs
(v)         Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method under modification guidance. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheets. For the accounting of the unamortized deferred financing costs following debt extinguishment, see below (Note 2(ab)).

Income Taxes
(w)        Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized, when applicable, for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administration expenses.

Maritime Capital Shipping (HK) Limited, the Company’s former management company, is subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the year. The estimated profits tax for the year ended December 31, 2021 is $NIL.

Seanergy Management Corp. (“Seanergy Management”), the Company’s management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2022 by Seanergy Management for 2021 is estimated at $97 and is included in “General and administration expenses”.

Seanergy Shipmanagement Corp. (“Seanergy Shipmanagement”), the Company’s second management company, established in Greece under Greek Law 89/67 (as amended to date), is subject to an annual contribution calculated on the total amount of foreign exchange annually imported and converted to Euros. The contribution to be paid in 2022 by Seanergy Shipmanagement for 2021 is estimated at $NIL.

Two of the Company’s subsidiaries are registered in Malta since May 23, 2018. These subsidiaries are subject to a corporate flat tax in Malta and could be subject to additional taxation in the future in Malta or other jurisdictions where the subsidiaries are incorporated or do business. The amount of any such tax imposed upon the Company’s operations or on the Company’s subsidiaries’ operations may be material and could have an adverse effect on earnings. No tax expense has been recognized for the years presented in these financials statements.

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).

Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).

Based on the Company’s analysis of its shareholdings during 2021, the Publicly-Traded Test for the entire 2021 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were held by persons who each own directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2021 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2021 taxable year.

Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company has in the past sought reimbursement and has secured payment from most of its charterers. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2021, 2020 and 2019, taking into consideration charterers’ reimbursement, was $NIL, $NIL and $22, respectively.

Stock-based Compensation
(x)         Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company assumes that all non-vested shares will vest. The Company does not include estimated forfeitures in determining the total stock-based compensation expense because it estimates the forfeitures of non-vested shares to be immaterial. The Company re-evaluates the reasonableness of its assumption at each reporting period.

Earnings (Losses) per Share
(y)         Earnings (Losses) per Share

Basic earnings (losses) per common share are computed by dividing net income (loss) available to Seanergy’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two class method. Diluted earnings (losses) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants and shares issued under the Equity Incentive Plan. The if-converted method is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible notes. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.

Segment Reporting
(z)          Segment Reporting

Seanergy reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus, Seanergy has determined that it operates under one reportable segment. Furthermore, when Seanergy charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, disclosure of geographic information is impracticable.

Fair Value Measurements
(aa)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

Debt Modifications and Extinguishments
(ab)	Debt Modifications and Extinguishments

The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.

Troubled Debt Restructurings
(ac)	Troubled Debt Restructurings

A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company’s financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.

The Company, when issuing or otherwise granting an equity interest to a lender or creditor to fully settle a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are deducted in measuring gain on restructuring or expensed for the period if no gain is recognized.

Convertible Notes and Related Beneficial Conversion Features
(ad)	Convertible Notes and related Beneficial Conversion Features

The convertible notes are accounted for in accordance with ASC 470-20 “Debt with Conversion and Other Options.” The terms of each convertible note included an embedded conversion feature which provided for a conversion at the option of the holder into shares of common stock at a predetermined rate.  The Company determined that the conversion features were beneficial conversion features (“BCF”) pursuant to ASC 470-20. The Company considered the BCF guidance only after determining that the features did not need to be bifurcated under ASC 815 “Derivatives and Hedging” or separately accounted for under the cash conversion literature of ASC 470-20.

Accounting for an embedded BCF in a convertible instrument requires that the BCF be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of the BCF to additional paid-in capital, resulting in a discount on the convertible instrument. This discount is accreted from the date on which the BCF is first recognized through the stated maturity date of the convertible instrument using the effective yield method. If the intrinsic value of the BCF is greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF is limited to the amount of the proceeds allocated to the convertible instrument. The intrinsic value of the BCF is determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. The BCF is not reassessed following any amendments to the terms of the convertible notes. If the modification or exchange of a convertible note is not accounted for as an extinguishment, the accounting for the change in the fair value of the conversion option follows the guidance of ASC 470-50-40-15.

ASC 470-20-40-1 indicates that for instruments with beneficial conversion features all of the unamortized discount remaining at the date of conversion shall be recognized immediately at that date as interest expense. ASC 470-20-40-3 indicates that if a convertible debt instrument containing an embedded beneficial conversion feature is extinguished before conversion, the amount of the reacquisition price to be allocated to the repurchased beneficial conversion feature shall be measured using the intrinsic value of that conversion feature at the extinguishment date. The residual amount, if any, would be allocated to the convertible security. Thus, the issuer shall record a gain or loss on extinguishment of the convertible debt security. The amount allocated to the BCF is the intrinsic value of the conversion feature on the extinguishment date, which is computed by multiplying any excess of the conversion-date fair value of the common stock or other securities into which the instrument is convertible over the effective conversion price by the number of shares into which the instrument is convertible.

Distinguishing Liabilities from Equity

(ae)	Distinguishing Liabilities from Equity

The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the warrants issued in connection with the May 13, 2019 public offering, the concurrent private placement with JDH, the Class D warrants issued in connection with the April 2, 2020 public offering, the Class E warrants issued in connection with the August 20, 2020 underwritten public offering as well as the restructuring agreement with JDH in December 2020 has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the warrants should be classified as equity instead of liability. The Company further analyzed key features of the warrants to determine whether these are more akin to equity or to debt and concluded that the warrants are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive common shares. ASC 480 requires that a warrant which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value. No warrants were classified as liabilities.

Going Concern
(af)	Going Concern

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern. ASU No. 2014-15 provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued.

Derivatives - Forward Freight Agreements
(ag)	Derivatives - Forward Freight Agreements

From time to time, the Company may take positions in derivative instruments including forward freight agreements, or FFAs. Generally, FFAs and other derivative instruments may be used to hedge a vessel owner’s exposure to the charter market for a specified route and period of time. Upon settlement, if the contracted charter rate is less than the average of the rates for the specified route and time period, as reported by an identified index, the seller of the FFA is required to pay the buyer the settlement sum, being an amount equal to the difference between the contracted rate and the settlement rate, multiplied by the number of days in the specified period covered by the FFA. Conversely, if the contracted rate is greater than the settlement rate, the buyer is required to pay the seller the settlement sum. The FFAs are not intended to serve as an economic hedge for the Company’s vessels that are being chartered in the spot market, but are assumed across all dry bulk vessel sectors based on the Company’s views of the underlying markets and short-term outlook. The Company measures the fair value of all open positions at each reporting date on this basis (Level 1). There were no open positions as of December 31, 2021. The Company’s FFAs do not qualify for hedge accounting and therefore gains or losses are recognized in the consolidated statements of operations under “Gain on forward freight agreements, net” and in the consolidated statements of cash flows in changes in operating assets and liabilities.

Share Repurchases
(ah)	Share and warrant repurchases

The Company records the repurchase of its common shares and warrants at cost. The Company’s common shares repurchased for retirement, are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock. For warrants repurchased, if the instrument is classified as equity, any cash received in the settlement is recorded as a debit for the amounts received with an offset to additional paid-in capital. The Company’s warrants are all classified as equity.

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements – Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share ("EPS") calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The FASB Board decided to allow entities to adopt the guidance through either a modified retrospective method of transition or a fully retrospective method of transition. In applying the modified retrospective method, entities should apply the guidance to transactions outstanding as of the beginning of the fiscal year in which the amendments are adopted. Transactions that were settled (or expired) during prior reporting periods are unaffected. The cumulative effect of the change should be recognized as an adjustment to the opening balance of retained earnings at the date of adoption. The Company will adopt ASU 2020-06 in 2022 using the modified retrospective approach. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures. As of December 31, 2021, the unamortized $10,949 BCF subject to change is recorded in equity and concerns the Second JDH Note (Note 8).

In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on certain aspects of hedge accounting. The ASU is effective for all entities as of January 7, 2021, allows for retrospective or prospective application with certain conditions, and generally can be applied through December 31, 2022. The Company is currently evaluating its contracts and the impact this optional guidance may have on its consolidated financial statements and related disclosures, taking into account that none of the Company’s floating rate credit facilities are based on the U.S. dollar LIBOR rates that were discontinued as of January 1, 2022.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but entities need to apply the guidance as of the beginning of the fiscal year that includes the interim period in which they choose to early adopt the guidance. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.

In July 2021, the FASB issued ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. For public business entities that have adopted ASC 842 as of July 19, 2021, the amendments in ASU 2021-05 are effective for fiscal years beginning after Dec 15, 2021 and for interim periods within those fiscal years. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.